Employee Stock and Benefit Plans (RSU Transactions) (Details) (Restricted Stock Units (RSUs) [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Sep. 27, 2009
Restricted Stock Units (RSUs) [Member]
Nonvested, Number of Shares, Beginning of Period	8.3	5.4	4.4
Granted, Number of Shares	4.1	5.4	2.3
Vested, Number of Shares	(4.2)	(1.7)	(0.7)
Forfeited/canelled, Number of Shares	(0.9)	(0.8)	(0.6)
Nonvested, Number of Shares, End of Period	7.3	8.3	5.4	4.4
Nonvested, Weighted Average Grant Date Fair Value per Share, Beginning of Period	$ 23.11	$ 13.55	$ 11.55
Granted, Weighted Average Grant Date Fair Value per Share	$ 44.05	$ 31.06	$ 22.27
Vested, Weighted Average Grant Date Fair Value per Share	$ 18.93	$ 9.40	$ 16.35
Forfeited/Cancelled, Weighted Average Grant Date Fair Value per Share	$ 35.56	$ 25.68	$ 12.27
Nonvested, Weighted Average Grant Date Fair Value per Share, End of Period	$ 34.68	$ 23.11	$ 13.55	$ 11.55
Nonvested, Weighted Average Remaining Contractual Life (Years)	0 years 11 months	0 years 10 months	1 year 1 month	1 year 7 months
Nonvested, Aggregate Instrinsic Value	$ 366	$ 309	$ 141	$ 88